Revenue, Properties and Outsourcing Assets by Geographic Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,456.5	$ 3,706.4	$ 3,853.8
Properties, net	174.7	176.4	191.3
Outsourcing assets, net	115.5	126.3	137.9
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,370.6	1,455.0	1,577.9
Properties, net	112.4	112.7	127.1
Outsourcing assets, net	56.2	67.1	61.5
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	414.0	496.9	408.7
Properties, net	24.7	23.1	22.1
Outsourcing assets, net	28.1	30.3	37.3
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,671.9	1,754.5	1,867.2
Properties, net	37.6	40.6	42.1
Outsourcing assets, net	$ 31.2	$ 28.9	$ 39.1